Document and Entity Information	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Document And Entity Information
Entity Registrant Name	Drone Guarder, Inc.
Entity Central Index Key	0001574863
Document Type	S-1/A
Document Period End Date	Apr. 30, 2018
Amendment Flag	true
Current Fiscal Year End Date	--01-31	--01-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amedment Description	Changes to initial filing